INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SCHEDULE OF COMPANY' S INCOME TAX EXPENSES

For the nine months ended September 30, 2023 and 2022, the Company’s income tax expenses are as follows:

	For the Nine months Ended
	September 30,
	2023	2022
Current	$-	$19,661
Deferred	-	-
Total	$-	$19,661

SCHEDULE OF EFFECTIVE INCOME TAX RATES OF OPERATIONS TO THE JAPANESE STATUTORY TAX RATE

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the Japanese statutory tax rate for the nine months ended September 30, 2023 and 2022 is as follows:

	For the Nine months Ended
	September 30,
	2023	2022
Japanese statutory tax rate	34.59%	34.59%
Change in valuation allowance	(34.59)%	(34.76)%
Effective tax rate	(0.00)%	(0.17)%

Pono Capital Corp [Member]
SIGNIFICANT NET DEFERRED TAX ASSETS

The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up costs	$311,964	$104,959
Net operating loss carryforwards	16,627	29,828
Total deferred tax assets	328,591	134,787
Valuation allowance	(328,591)	(134,787)
Deferred tax liabilities:
Unrealized gain on investments	—	—
Total deferred tax liabilities	—	—
Deferred tax assets, net of allowance	$—	$—

SCHEDULE OF COMPANY' S INCOME TAX EXPENSES

The income tax provision for the year ended December 31, 2022 and the period from February 12, 2021 (inception) through December 31, 2021 consists of the following:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Federal
Current	$289,122	$—
Deferred	(116,642)	(134,787)
State
Current	—	—
Deferred	(77,162)	—
Change in valuation allowance	193,804	134,787
Income tax provision	$289,122	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATES OF OPERATIONS TO THE JAPANESE STATUTORY TAX RATE

A reconciliation of the federal income tax rate are as follows:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(2.6)%	0.0%
Change in fair value of derivative warrant liabilities	(25.1)%	(25.1)%
Non-deductible transaction costs	9.9%	2.3%
Change in valuation allowance	6.4%	1.8%
Income tax provision	9.6%	0.0%